Revenue - Additional Information (Detail) - XL Hybrids, Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Performance obligations unsatisfied		$ 133		$ 19
Contract liability non current		133		$ 19
Total commission expense recognized	$ 142	226	$ 45
Deferred revenue	$ 133	$ 133			$ 20
Start Year [Member]
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation expected timing of satisfaction year	2021			2021
End Year [Member]
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation expected timing of satisfaction year	2026			2026